Annual Total Returns- Thrivent Limited Maturity Bond Fund (Class A) [BarChart] - Class A - Thrivent Limited Maturity Bond Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.94%	3.78%	0.10%	1.34%	0.49%	2.53%	2.16%	0.78%	4.45%	3.97%